Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds IV
Entity Central Index Key	0001738074
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000222461 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Class K Shares
Trading Symbol	BKMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Class K Shares returned 5.02%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.
What contributed to performance?
The Directional Asset Allocation strategy (DAA) made the largest contribution to the Fund’s absolute performance. The DAA strategy, which takes long-only positions in fixed-income assets, generated most of its return through coupon income given the elevated starting level of interest rates. The Defensive Equity Long/Short strategy made a smaller, but nonetheless positive, contribution to absolute performance. The strategy performed particularly well during periods of elevated market volatility in the first and fourth quarters, providing ballast and downside protection to the portfolio.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The Macro strategy, which struggled during the volatile interest rate environment in the first half of 2025, detracted somewhat.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	5.02%	4.33%	5.11%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA 3-Month U.S. Treasury Bill Index	4.18	3.17	2.18

Performance Inception Date	Sep. 29, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,003,566,919
Holdings Count | Holding	2,322
Advisory Fees Paid, Amount	$ 55,940,780
Investment Company Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,003,566,919
Number of Portfolio Holdings	2,322
Net Investment Advisory Fees	$55,940,780
Portfolio Turnover Rate	270%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.2%
Non-Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	15.5%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	7.5%
Asset-Backed Securities	1.4%
Money Market Funds	0.7%
Capital Trust	0.1%
Liabilities in Excess of Other Assets	(7.2)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	7.2%	5.8%	13.0%
Financials	9.2%	3.2%	12.4%
Industrials	6.3%	2.3%	8.6%
Health Care	5.2%	2.9%	8.1%
Energy	4.3%	2.6%	6.9%
Materials	4.6%	1.9%	6.5%
Consumer Staples	4.5%	2.0%	6.5%
Information Technology	3.6%	2.5%	6.1%
Communication Services	3.9%	1.1%	5.0%
Utilities	3.4%	1.4%	4.8%
Real Estate	3.4%	0.8%	4.2%
Other(d)	17.9%	—%	17.9%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective October 14, 2025, BlackRock Asset Management North Asia Limited (“BAMNA”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BAMNA and BlackRock Advisors, LLC.
The Fund made certain changes to its investment strategy during the period. The Fund may gain exposure to commodity markets through its investment in BlackRock Cayman Systematic Multi-Strategy Fund, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. The Fund will limit its investments in the Subsidiary to 25% of its total net assets.

Material Fund Change Strategies [Text Block]	The Fund made certain changes to its investment strategy during the period.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202322 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor C Shares
Trading Symbol	BMBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$194	1.90%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor C Shares returned 3.92%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.
What contributed to performance?
The Directional Asset Allocation strategy (DAA) made the largest contribution to the Fund’s absolute performance. The DAA strategy, which takes long-only positions in fixed-income assets, generated most of its return through coupon income given the elevated starting level of interest rates. The Defensive Equity Long/Short strategy made a smaller, but nonetheless positive, contribution to absolute performance. The strategy performed particularly well during periods of elevated market volatility in the first and fourth quarters, providing ballast and downside protection to the portfolio.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The Macro strategy, which struggled during the volatile interest rate environment in the first half of 2025, detracted somewhat.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.92%	3.23%	4.17%
Investor C Shares (with sales charge)	2.92	3.23	4.17
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA 3-Month U.S. Treasury Bill Index	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,003,566,919
Holdings Count | Holding	2,322
Advisory Fees Paid, Amount	$ 55,940,780
Investment Company Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,003,566,919
Number of Portfolio Holdings	2,322
Net Investment Advisory Fees	$55,940,780
Portfolio Turnover Rate	270%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.2%
Non-Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	15.5%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	7.5%
Asset-Backed Securities	1.4%
Money Market Funds	0.7%
Capital Trust	0.1%
Liabilities in Excess of Other Assets	(7.2)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	7.2%	5.8%	13.0%
Financials	9.2%	3.2%	12.4%
Industrials	6.3%	2.3%	8.6%
Health Care	5.2%	2.9%	8.1%
Energy	4.3%	2.6%	6.9%
Materials	4.6%	1.9%	6.5%
Consumer Staples	4.5%	2.0%	6.5%
Information Technology	3.6%	2.5%	6.1%
Communication Services	3.9%	1.1%	5.0%
Utilities	3.4%	1.4%	4.8%
Real Estate	3.4%	0.8%	4.2%
Other(d)	17.9%	—%	17.9%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective October 14, 2025, BlackRock Asset Management North Asia Limited (“BAMNA”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BAMNA and BlackRock Advisors, LLC.
The Fund made certain changes to its investment strategy during the period. The Fund may gain exposure to commodity markets through its investment in BlackRock Cayman Systematic Multi-Strategy Fund, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. The Fund will limit its investments in the Subsidiary to 25% of its total net assets.

Material Fund Change Strategies [Text Block]	The Fund made certain changes to its investment strategy during the period.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202321 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Investor A Shares
Trading Symbol	BAMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$123	1.20%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Investor A Shares returned 4.59%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.
What contributed to performance?
The Directional Asset Allocation strategy (DAA) made the largest contribution to the Fund’s absolute performance. The DAA strategy, which takes long-only positions in fixed-income assets, generated most of its return through coupon income given the elevated starting level of interest rates. The Defensive Equity Long/Short strategy made a smaller, but nonetheless positive, contribution to absolute performance. The strategy performed particularly well during periods of elevated market volatility in the first and fourth quarters, providing ballast and downside protection to the portfolio.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The Macro strategy, which struggled during the volatile interest rate environment in the first half of 2025, detracted somewhat.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	4.59%	3.93%	4.78%
Investor A Shares (with sales charge)	0.41	3.09	4.36
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA 3-Month U.S. Treasury Bill Index	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,003,566,919
Holdings Count | Holding	2,322
Advisory Fees Paid, Amount	$ 55,940,780
Investment Company Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,003,566,919
Number of Portfolio Holdings	2,322
Net Investment Advisory Fees	$55,940,780
Portfolio Turnover Rate	270%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.2%
Non-Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	15.5%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	7.5%
Asset-Backed Securities	1.4%
Money Market Funds	0.7%
Capital Trust	0.1%
Liabilities in Excess of Other Assets	(7.2)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	7.2%	5.8%	13.0%
Financials	9.2%	3.2%	12.4%
Industrials	6.3%	2.3%	8.6%
Health Care	5.2%	2.9%	8.1%
Energy	4.3%	2.6%	6.9%
Materials	4.6%	1.9%	6.5%
Consumer Staples	4.5%	2.0%	6.5%
Information Technology	3.6%	2.5%	6.1%
Communication Services	3.9%	1.1%	5.0%
Utilities	3.4%	1.4%	4.8%
Real Estate	3.4%	0.8%	4.2%
Other(d)	17.9%	—%	17.9%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective October 14, 2025, BlackRock Asset Management North Asia Limited (“BAMNA”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BAMNA and BlackRock Advisors, LLC.
The Fund made certain changes to its investment strategy during the period. The Fund may gain exposure to commodity markets through its investment in BlackRock Cayman Systematic Multi-Strategy Fund, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. The Fund will limit its investments in the Subsidiary to 25% of its total net assets.

Material Fund Change Strategies [Text Block]	The Fund made certain changes to its investment strategy during the period.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000202323 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Systematic Multi-Strategy Fund
Class Name	Institutional Shares
Trading Symbol	BIMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Systematic Multi-Strategy Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended December 31, 2025, the Fund’s Institutional Shares returned 5.00%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 7.30% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.18%.
What contributed to performance?
The Directional Asset Allocation strategy (DAA) made the largest contribution to the Fund’s absolute performance. The DAA strategy, which takes long-only positions in fixed-income assets, generated most of its return through coupon income given the elevated starting level of interest rates. The Defensive Equity Long/Short strategy made a smaller, but nonetheless positive, contribution to absolute performance. The strategy performed particularly well during periods of elevated market volatility in the first and fourth quarters, providing ballast and downside protection to the portfolio.
The Fund held derivatives as a part of its investment strategy. The portfolio management team uses derivatives to obtain exposure to and/or take outright views on interest rates, credit risk and/or foreign exchange positions. The standalone performance impact from derivatives used to manage risk can be taken out of context and may not necessarily portray the total performance of the affected positions. The use of U.S. Treasury futures, currency forward contracts, options, and swaps had a positive impact on performance. The Fund's cash position had no material impact on performance.
What detracted from performance?
The Macro strategy, which struggled during the volatile interest rate environment in the first half of 2025, detracted somewhat.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 1, 2016 through December 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	5.00%	4.23%	5.06%
Bloomberg U.S. Aggregate Bond Index	7.30	(0.36)	2.01
ICE BofA 3-Month U.S. Treasury Bill Index	4.18	3.17	2.18

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 8,003,566,919
Holdings Count | Holding	2,322
Advisory Fees Paid, Amount	$ 55,940,780
Investment Company Portfolio Turnover	270.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,003,566,919
Number of Portfolio Holdings	2,322
Net Investment Advisory Fees	$55,940,780
Portfolio Turnover Rate	270%

Holdings [Text Block]
What did the Fund invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type(a)(b)	Percent of Net Assets
Corporate Bonds	45.2%
Non-Agency Mortgage-Backed Securities	25.5%
U.S. Treasury Obligations	15.5%
U.S. Government Sponsored Agency Securities	11.3%
Common Stocks	7.5%
Asset-Backed Securities	1.4%
Money Market Funds	0.7%
Capital Trust	0.1%
Liabilities in Excess of Other Assets	(7.2)
Industry allocation
	Percent of Total Investments(c)
Industry	Long	Short	Total
Consumer Discretionary	7.2%	5.8%	13.0%
Financials	9.2%	3.2%	12.4%
Industrials	6.3%	2.3%	8.6%
Health Care	5.2%	2.9%	8.1%
Energy	4.3%	2.6%	6.9%
Materials	4.6%	1.9%	6.5%
Consumer Staples	4.5%	2.0%	6.5%
Information Technology	3.6%	2.5%	6.1%
Communication Services	3.9%	1.1%	5.0%
Utilities	3.4%	1.4%	4.8%
Real Estate	3.4%	0.8%	4.2%
Other(d)	17.9%	—%	17.9%
	73.5	26.5	100.0
(a)	Excludes underlying investments in equity swaps.
(b)	Excludes short-term securities, short investments and options, if any.
(c)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(d)	Consist of Asset-Backed Securities (0.7%), Non-Agency Mortgaged-Backed Securities (11.9%) and U.S. Government Sponsored Agency Obligations (5.3%).

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective October 14, 2025, BlackRock Asset Management North Asia Limited (“BAMNA”) became a sub-adviser to the Fund, pursuant to a sub-advisory agreement between BAMNA and BlackRock Advisors, LLC.
The Fund made certain changes to its investment strategy during the period. The Fund may gain exposure to commodity markets through its investment in BlackRock Cayman Systematic Multi-Strategy Fund, Ltd. (the “Subsidiary”). The Subsidiary invests primarily in commodity-related instruments. The Fund will limit its investments in the Subsidiary to 25% of its total net assets.

Material Fund Change Strategies [Text Block]	The Fund made certain changes to its investment strategy during the period.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after December 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports